JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

March 10, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)
John Hancock Retirement Income 2040 Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"); and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 189 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, Class I, and Class R6 shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary